Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 6,354.35
Total Fee Amount	6,509.33
Total Transaction Valuation	47,134,898.49
Total Offset Amount	0.00
Net Fee	$ 154.98
Offering Table N/A
Offset Table N/A	N/A